INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventory	Inventories consisted of the following:
	As of March 31,
	2017	2018
	$	$

Raw materials	1,914	2,112
Work in progress	71	116
Finished goods	280	705
	2,265	2,933